SCHEDULE IV Morgage Loans on Real Estate	12 Months Ended
Dec. 31, 2012
Mortgage Loans on Real Estate [Abstract]
SCHEDULE IV Mortgage Loans on Real Estate
SCHEDULE IV
Mortgage Loans on Real Estate
December 31, 2012
(in thousands)

Column A	Column B	Column C	Column D	Column E	Column F	Column G	Column H
Description	Interest rate	Final maturity date	Periodic payment term	Prior liens	Face amount f mortgages	Carrying amount of mortgages	Principal amount of loans subject to delinquent principal or interest

Residential Columbia City, IN	Fixed interest rate of 7.5%	10/28/2021	n/a	n/a	$1,058	$730	$—

Residential Kalamazoo, MI	Variable interest rate between 7.0 and 7.39%	12/30/2013	n/a	n/a	242	229	—

Residential Hermantown, MN	Fixed interest rate of 5.995%	4/1/2017	n/a	n/a	10,300	10,150	—
					$11,600	$11,109	$—

Year Ended December 31,
2012
Balance, beginning of the period	$17,997
Additions	27
New loans	10,300
Reductions	(487)
Foreclosures	(16,728)
Balance, end of the period	$11,109